Oct. 01, 2018
T. Rowe Price Target 2040 Fund

Supplement to Prospectus Dated October 1, 2018

Effective January 1, 2019, T. Rowe Price Associates, Inc. (“T. Rowe Price”) has agreed to limit the fund’s Investor Class’ and Advisor Class’ operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and, with respect to the Advisor Class, 12b-1 fees) to 0.15%, through at least September 30, 2020. In addition, effective January 1, 2019, the expense limitation on I Class’ operating expenses (excluding interest; expenses related to borrowings, taxes and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses) will be reduced from 0.05% to 0.01%, through at least September 30, 2020.

Effective January 1, 2019, to reflect the new operating expense limits for the Investor Class and Advisor Class, and the lower operating expense limit for the I Class, the fee table and expense example on pages 1 and 2 are revised as follows:

Fees and Expenses of the Fund*

	Investor Class	I Class	Advisor Class
Shareholder fees (fees paid directly from your investment)
Maximum account fee	$20 [a]	—	—
Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Management fees	—	—	—

Distribution and service (12b-1) fees	—	—	0.25%

Other expenses	0.37%[b]	0.22%[d]	0.36 [e]

Acquired fund fees and expenses	0.55	0.55	0.55
Total annual fund operating expenses	0.92	0.77	1.16

Fee waiver/expense reimbursement	(0.22)[b,c]	(0.21)[c,d]	(0.21)[c,e]

Total annual fund operating expenses after fee waiver/expense reimbursement	0.70 [b,c]	0.56 [c,d]	0.95 [c,e]

* While the fund itself charges no management fee, it will indirectly bear its pro-rata share of the expenses of the underlying T. Rowe Price Funds in which it invests (acquired funds).

a Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

b T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund’s Investor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“Investor Class Operating Expenses”), to the extent the Investor Class Operating Expenses exceed 0.15% of the class’ average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Investor Class’ total expense ratio to 0.74%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund’s Investor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Investor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Investor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Investor Class expense limitation.

c Restated to reflect current fees.

d T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund’s I Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and acquired fund fees and expenses (“I Class Operating Expenses”), to the extent the I Class Operating Expenses exceed 0.01% of the class’ average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (and a previous limitation on I Class Operating Expenses of 0.05%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund’s I Class Operating Expenses are below 0.01%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the I Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) the limitation on I Class Operating Expenses in place at the time such amounts were waived; and (2) the current expense limitation on I Class Operating Expenses.

e T. Rowe Price has agreed (through September 30, 2020) to pay the operating expenses of the fund’s Advisor Class excluding interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees (“Advisor Class Operating Expenses”), to the extent the Advisor Class Operating Expenses exceed 0.15% of the class’ average daily net assets. The agreement may be terminated at any time beyond September 30, 2020, with approval by the fund’s Board of Directors. Any expenses paid under this agreement (or a separate agreement limiting the Advisor Class’ total expense ratio to 0.99%) are subject to reimbursement to T. Rowe Price by the fund whenever the fund’s Advisor Class Operating Expenses are below 0.15%. However, no reimbursement will be made more than 3 years from the date such amounts were initially waived or reimbursed. The fund may only make repayments to T. Rowe Price if such repayment does not cause the Advisor Class Operating Expenses (after the repayment is taken into account) to exceed both: (1) any Advisor Class contractual expense limitation in place at the time such amounts were waived; and (2) any current Advisor Class expense limitation.

The expense example assumes that the expense limitation is not renewed and the figures have been adjusted to reflect fee waivers only in the periods for which the expense limitation arrangement is expected to continue.

	1 year	3 years	5 years	10 years
Investor Class	$72	$248	$465	$1,090
I Class	57	203	385	914
Advisor Class	97	326	597	1,370